UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [  ]; Amendment Number: ____
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     General Atlantic Partners, LLC
Address:  3 Pickwick Plaza
          Greenwich CT  06830

Form 13F File Number: 28-03473

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Murphy
Title:     Chief Financial Officer
Phone:     203-629-8600

Signature, Place, and Date of Signing:

    /s/ Thomas J. Murphy                 Greenwich CT            August 12, 1999
-------------------------------  ------------------------------  ---------------
         (Signature)                     (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                         ------------------
Form 13F Information Table Entry Total:         36
                                         ------------------
Form 13F Information Table Value Total:   $ 4,415,672,305
                                         ------------------

List of Other Included Managers: NONE
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Page   3   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
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                                    FORM 13F
                               REPORTING MANAGER:
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8

NAME OF ISSUER                TITLE             CUSIP        FAIR    SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED   OTHER           SOLE   SHARED NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
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
Atlantic Data                  Com           048523104   13,580,350    3,104,080  x/                              x/
Services, Inc.
Atlantic Data                  Com           048523104       91,875       21,000                  x/                            x/
Services, Inc.
Baan Co NV                     Com            N08044    111,306,689    7,011,445  x/                              x/
                                                104
Baan Co NV                     Com            N08044      5,508,101      346,967                  x/                            x/
                                                104
BindView                       Com            090327     48,155,809    2,027,613  x/                              x/
                                                107
BindView                       Com            090327     14,376,445      605,324                  x/                            x/
                                                107
Brigham Exploration            Com            109178      5,358,836    2,679,418  x/                              x/
Company                                         103
Brigham Exploration            Com            109178        255,450      127,725                  x/                            x/
Company                                         103
Computer Learning              Com            205199      5,181,909    1,201,602  x/                              x/
Ctrs Inc.                                       102
Computer Learning              Com            205199        115,299       26,736                  x/                            x/
Ctrs Inc.                                       102
E* Trade Group, Inc.           Com            269246    295,671,930    7,403,366  x/                              x/
                                                104
E* Trade Group, Inc.           Com            269246     41,307,915    1,034,314                  x/                            x/
                                                104
Eclipsys                       Com            278856    136,409,495    5,698,569  x/                              x/
                                                109
Eclipsys                       Com            278856     26,803,776    1,119,740                  x/                            x/
                                                109
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COLUMN TOTALS                                           704,123,879
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Page   4   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
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                                    FORM 13F
                               REPORTING MANAGER:
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8

NAME OF ISSUER                TITLE             CUSIP        FAIR    SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED   OTHER           SOLE   SHARED NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
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
GT Interactive                 Com           36236E      23,732,863    6,780,818  x/                              x/
Software Corp                                  109
GT Interactive                 Com           36236E       2,266,975      647,707                  x/                            x/
Software Corp                                  109
LHS Group Inc.                 Com           501938     231,276,663    6,981,937  x/                              x/
                                               104
LHS Group Inc.                 Com           501938      39,067,824    1,179,406                  x/                            x/
                                               104
Manugistics Group              Com           565011      28,948,047    1,996,417  x/                              x/
Inc.                                           103
Manugistics Group              Com           565011      5,578,600       384,731                  x/                            x/
Inc.                                           103
Mapics, Inc.                   Com           564910      13,856,838    1,311,890  x/                              x/
                                               107
Mapics, Inc.                   Com           564910       1,987,018      188,120                  x/                            x/
                                               107
Marcam Solutions               Com           56614A       9,798,141    1,743,480  x/                              x/
Inc.                                           107
Marcam Solutions               Com           56614A       1,404,984      256,520                  x/                            x/
Inc.                                           107
Priceline.Com                  Com           741503   2,367,143,305   20,483,663  x/                              x/
Incorporated                                   106
Priceline.Com                  Com           741503     668,117,891    5,781,442                  x/                            x/
Incorporated                                   106
ProBusiness Services,          Com           742674      66,404,948    1,851,009  x/                              x/
Inc.                                           104
ProBusiness Services,          Com           742674      11,594,441      323,190                  x/                            x/
Inc.                                           104
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COLUMN TOTAL                                          3,471,178,538
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Page   5   of   5      Name of Reporting Manager  General Atlantic Partners, LLC
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
                                    FORM 13F
                               REPORTING MANAGER:
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    ITEM 1                    ITEM 2           ITEM 3      ITEM 4     ITEM 5            ITEM 6            ITEM 7       ITEM 8

NAME OF ISSUER                TITLE             CUSIP        FAIR    SHARES OF  INVESTMENT DISCRETION      MANA-  VOTING AUTHORITY
                                OF             NUMBER      MARKET    PRINCIPAL                  SHARED     GERS
                              CLASS                         VALUE      AMOUNT    SOLE   SHARED   OTHER           SOLE   SHARED NONE
                                                                                 (A)     (B)     (C)             (A)     (B)   (C)
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
Proxicom                       Com            74428      37,779,968    3,292,809  x/                              x/
                                              2104
Proxicom                       Com            74428       6,656,633      624,855                  x/                            x/
                                              2104
Quintiles                      Com           748767     118,373,682    2,818,421  x/                              x/
Transnational Corp.                            100
Quintiles                      Com           748767      18,747,876      446,378                  x/                            x/
Transnational Corp.                            100
SS&C Technologies              Com           85227Q      18,140,455    2,379,076  x/                              x/
Inc.                                           100
SS&C Technologies              Com           85227Q       1,647,488      216,064                  x/                            x/
Inc.                                           100
Sterling Software              Com           859547      37,396,743    1,414,534  x/                              x/
                                               101
Sterling Software              Com           859547       1,627,043       61,543                  x/                            x/
                                               101
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COLUMN TOTALS                                           240,369,888
TOTAL FROM ALL PAGES:                                 4,415,672,305
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